Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) [Line Items]
Accumulated losses (in Dollars)	$ 152,107
Statutory tax rate	23.00%
Effective tax rate	(0.30%)	0.00%
Israel [Member]
Income Taxes (Details) [Line Items]
State corporate tax rate	23.00%	23.00%	23.00%
UNITED STATES
Income Taxes (Details) [Line Items]
Federal tax	21.00%
UNITED STATES | Minimum [Member]
Income Taxes (Details) [Line Items]
State corporate tax rate	6.50%	6.50%	6.50%
UNITED STATES | Maximum [Member]
Income Taxes (Details) [Line Items]
State corporate tax rate	11.50%	11.50%	11.50%